Intangible Assets (Tables) - Next NRG Holding Corp [Member]	6 Months Ended
Jun. 30, 2024
Restructuring Cost and Reserve [Line Items]
Schedule of Intangible Assets

Intangibles consisted of the following at June 30, 2024 and December 31, 2023, respectively:

			Estimated Useful
Classification	June 30, 2024	December 31, 2023	Lives (Years)

License agreements	$4,900,000	$-	15
Tradenames/trademarks	600,000	-	5
Less: accumulated amortization	(223,334)	-
Intangibles - net	$5,276,666	$-

Schedule of Estimated Amortization Expense

Estimated amortization expense for each of the five (5) succeeding years and thereafter is as follows:

For the Years Ended December 31:

2024 (6 Months)	223,334
2025	446,668
2026	446,668
2027	446,668
2028	446,668
Thereafter	3,266,660
Total	$5,276,666